Estimates, Significant Accounting Policies and Balance Sheet Detials (Net change in operating assets and liabilities (net of acquisitions) included in cash flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ESTIMATES, SIGNIFICANT ACCOUNTING POLICIES AND BALANCE SHEET DETAIL
Accounts receivable	$ (919)	$ 819	$ 600
Accounts receivable from related companies	30	(243)	(22)
Inventories	(368)	(351)	51
Other current assets	83	(178)	150
Other non-current assets, net	(78)	188	(6)
Accounts payable	972	(1,215)	(851)
Accounts payable to related companies	29	(160)	3
Accrued and other current liabilities	39	(83)	(191)
Other non-current liabilities	33	(219)	(73)
Price risk management assets and liabilities, net	62	75	19
Net change in operating assets and liabilities, net of effects of acquisitions and deconsolidations	$ (117)	$ (1,367)	$ (320)